Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2018
Accounting Policies [Abstract]
Calculation of net loss and number of shares used to compute basic and diluted earnings per share

Basic net loss per share is determined by dividing net loss by the weighted average shares of common stock outstanding during the period, without consideration of potentially dilutive securities except for those shares that are issuable for little or no cash consideration. Diluted net loss per share is determined by dividing net loss by diluted weighted average shares outstanding. Diluted weighted average shares reflects the dilutive effect, if any, of potentially dilutive common shares, such as stock options and warrants calculated using the treasury stock method. In periods with reported net operating losses, all common stock options and warrants are generally deemed anti-dilutive such that basic net loss per share and diluted net loss per share are equal. However, in certain periods in which the exercise price of the warrants was less than the last reported sales price of Delcath’s common stock on the final trading day of the period and there is a gain recorded pursuant to the change in fair value of the warrant derivative liability, the impact of gains related to the mark-to-market adjustment of the warrants outstanding at the end of the period is reversed and the treasury stock method is used to determine diluted earnings per share.

	Three months ended September 30,		Nine months ended September 30,
(in thousands, except share data)	2019	2018	2019	2018
Net (loss) income—basic	$(7,519)	$(8,880)	$(21,371)	$(8,353)
Preferred stock dividends	(18,238)	—	(18,238)	—
Adjustment for gain on warrant income	—	(13)	—	(534)

Net loss—diluted	$(25,757)	$(8,893)	$(39,609)	$(8,887)
Weighted average shares outstanding—basic*	26,112	51,229	23,095	19,841

Weighted average shares outstanding—diluted*	26,112	51,229	23,095	19,841

Net loss per share—basic*	$(287.00)	$(175.00)	$(924.00)	$(420.00)
Net loss per share—diluted*	$(987.00)	$(175.00)	$(1,715.00)	$(448.00)

*	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018 and a one-for-seven hundred (1:700) reverse stock split effected on December 24, 2019.

The calculation of net loss and the number of shares used to compute basic and diluted earnings per share for the years ended December 31, 2018 and 2017:

	December 31,
(in thousands, except share data)	2018	2017
Net loss—basic	$(19,222)	$(45,117)
Preferred stock dividends	—	(527)

Net loss—diluted	$(19,222)	$(45,644)

Weighted average shares outstanding—basic	38,151	21

Weighted average shares outstanding—diluted	38,151	21

Net loss per share—basic	$(504.00)	$(2,275,000)
Net loss per share—diluted	$(504.00)	$(2,275,000)

Summary of Reconciliation of Weighted Average Shares Outstanding Calculation

The following table provides a reconciliation of the weighted average shares outstanding calculation at December 31, 2018:

December 31, 2018
Weighted average shares issued	3,913
Weighted average pre-funded warrants	34,238

Weighted average shares outstanding	38,151

Anti-dilutive securities excluded from the computation of earnings per share

The following potentially dilutive securities were excluded from the computation of earnings per share as of September 30, 2019 and 2018 because their effects would be anti-dilutive:

	September 30,
	2019	2018
Stock options	1,643	—
Common stock warrants—equity	—	6,005
Common stock warrants—liability	1,001,963	1,429
Assumed conversion of Series E and E-1 Preferred Stock	1,001,963	—
Assumed conversion of convertible notes	31,747	8,057

Total	2,037,316	15,491

Shares excluded from the computation of diluted earnings per share:

	2018	2017
Common stock warrants—equity	6,005	21
Common stock warrants—liability	271	—
Assumed conversion of convertible notes	3,681	—

Total	9,957	21